March 2, 1998




Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C.  20549


Re:  Berkshire Capital Investment Trust
     File Nos. 333-21089 and 811-08043
     Rule 497(j) Certification


Ladies & Gentlemen:

     The undersigned officer of the Berkshire Capital Investment Trust (the "Trust") does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph
(c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 1 to Form N-1A Registration Statement filed by the Trust on February 26, 1998, which is the most recent amendment to such registration statement and (ii) the text of Post-Effective Amendment No. 1 has been filed electronically.


Very truly yours,


/s/ MALCOLM  R. FOBES III
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Malcolm R. Fobes III, President